Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting
Schedule of segment information of net revenue and non-current assets by region

	December	December	December
	31, 2022	31, 2021	31, 2020
Net Revenue
Brazil	534,113	210,397	156,250
Latin America (Other than Brazil)	186,156	144,410	104,809
Europe	175,091	132,617	34,041
North America	789,536	334,779	69,184
Total	1,684,896	822,203	364,284

	December	December	December
	31, 2022	31, 2021	31, 2020
Non current assets
Brazil	629,055	289,761	107,122
Latin America (Other than Brazil)	45,073	42,875	15,260
Europe	111,350	115,550	7,981
North America	1,411,377	478,813	197,025
Total	2,196,855	926,999	327,388